Investments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Other comprehensive income	£ 496	£ (369)	£ (153)
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Other comprehensive income	£ 0